Share-Based Compensation And Awards (Stock Options Activity) (Details)		12 Months Ended
		Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning of year (in shares) | shares		7,499,890	7,358,130
Number of options, Granted (in shares) | shares			1,423,000
Number of options, Forfeited (in shares) | shares		(76,853)	(599,260)
Number of options, Exercised (in shares) | shares	[1]	(627,751)	(681,980)
Number of options, end of year (in shares) | shares		6,795,286	7,499,890
Weighted average exercise price, beginning of year | $ / shares		$ 25.56	$ 26.36
Weighted average exercise price, Granted | $ / shares			21.82
Weighted average exercise price, Forfeited | $ / shares		24.82	26.33
Weighted average exercise price, Exercised | $ / shares	[1]	26.01	25.84
Weighted average exercise price, end of year | $ / shares		$ 25.54	$ 25.56
Class B Non Voting Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Exercised (in shares) | shares		(627,751)	(681,980)
Weighted average exercise price, Exercised | $ / shares		$ 37.35	$ 33.67

[1]	The weighted average Class B Share price for the options exercised for the year ended August 31, 2022 was $37.35 (2021 – $33.67).